Investments in Equity Method Investees [Text Block] (Tables)	6 Months Ended
Sep. 30, 2015
Equity Method Investments and Joint Ventures [Abstract]
Summarized Operating Results of Morgan Stanley [Table Text Block]

	2014	2015
	(in billions)
Net revenues	¥1,805	¥2,133
Total non-interest expenses	1,377	1,621
Income from continuing operations before income taxes	428	512
Net income applicable to Morgan Stanley	370	344